Reportable segments (Tables)	12 Months Ended
Dec. 31, 2022
Reportable segments
Summary of operating segment
	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Income (loss) from operations:
Infrastructure	$3,198	$586
Telecommunications	1,227	1,679
Non-operating corporate	(43,437)	(31,727)
Total	$(39,012)	$(29,462)

Reconciliation of operating income loss segment
	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Loss from operations	$(39,012)	$(29,462)
Loss of impairment	(797)	(18,116)
Income (loss) from investments, net	(789)	3,330
Change in fair value of derivative liabilities	33,921	-
Interest expense	(11,905)	(4,619)
Other income (expense), net	(2,482)	1,063
Foreign exchange adjustments	(60)	(334)
Total other expenses,net	17,888	(18,676)
Income (loss) before income taxes	(21,124)	(48,138)
Income tax benefit (expense)	823	4,254
Net (loss)	$(20,301)	$(43,884)

Depreciation and Amortization
	Years Ended December 31,
(in thousands)	2022	2021
Depreciation and amortization:
Infrastructure	$6,207	331
Telecommunications	170	$198
Total	$6,377	$529

Capital Expenditures
	Years Ended December 31,
(in thousands)	2022	2021
Capital expenditures:
Infrastructure	$239	$1,355
Telecommunications	-	-
Total	$239	$1,355

Investments
(in thousands)	December 31, 2022	December 31, 2021
Investments:
Infrastructure	$1,389	$2,280
Telecommunications	-	-
Non-operating corporate	5,604	7,439
Total	$6,993	$9,719

Assets
(in thousands)	December 31, 2022	December 31, 2021
Assets:
Infrastructure	$97,292	$56,701
Telecommunications	57,234	73,659
Non-operating corporate	96,507	78,460
Eliminations	(82,579)	(66,329)
Total	$168,454	$142,491